OTHER CURRENT FINANCIAL ASSETS - Breakdown of other current financial assets by related parties and third parties (Details) RM in Millions, $ in Millions, $ in Millions, Rp in Billions	Dec. 31, 2017 AUD ($)	Dec. 31, 2017 MYR (RM)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2016 AUD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 IDR (Rp)
OTHER CURRENT FINANCIAL ASSETS
Total time deposits				Rp 325			Rp 76
Available-for-sale financial assets				1,168			1,158
Other current financial assets			$ 160	2,173			1,471
Rupiah
OTHER CURRENT FINANCIAL ASSETS
Escrow accounts				318			112
Others				263			98
USD
OTHER CURRENT FINANCIAL ASSETS
Escrow accounts			6	78		$ 2	22
Others			0	6
USD | UOB
OTHER CURRENT FINANCIAL ASSETS
Total time deposits			14	191		1	13
USD | SCB
OTHER CURRENT FINANCIAL ASSETS
Total time deposits			$ 8	109
Australian dollar
OTHER CURRENT FINANCIAL ASSETS
Others	$ 0			0	$ 0		5
Malaysian ringgits
OTHER CURRENT FINANCIAL ASSETS
Escrow accounts		RM 5		15
Others		RM 0		0
BRI | Rupiah
OTHER CURRENT FINANCIAL ASSETS
Total time deposits				2
BNI | Rupiah
OTHER CURRENT FINANCIAL ASSETS
Total time deposits							63
Bahana TCW | Rupiah
OTHER CURRENT FINANCIAL ASSETS
Available-for-sale financial assets				360			559
PT Mandiri Manajemen Investasi | Rupiah
OTHER CURRENT FINANCIAL ASSETS
Available-for-sale financial assets				711			500
State-owned enterprises | USD
OTHER CURRENT FINANCIAL ASSETS
Available-for-sale financial assets						4	55
Other related entities | Rupiah
OTHER CURRENT FINANCIAL ASSETS
Total time deposits				23
Available-for-sale financial assets				Rp 97			17
Other related entities | USD
OTHER CURRENT FINANCIAL ASSETS
Available-for-sale financial assets						$ 2	Rp 27